Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 1,606,489	$ 1,352,511	$ 537,555
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(1,606,935)	(1,353,322)	(537,555)
Net Cash Used in Operating Activities	(446)	(811)
Cash Flows from Financing Activities:
Deferred offering costs	(158,030)
Amount financed from related parties	160,507	896
Amount repaid to related parties	(1,000)
Net Cash Provided by Financing Activities	1,477	896
Effect of exchange rate changes	255	(2)
Changes in Cash	1,256	83
Cash and cash equivalents at beginning of the year	83
Cash and cash equivalents at end of the year	$ 1,339	$ 83